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                                                 As filed pursuant to Rule 497
                                                 SEC File No. 33-86642



                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
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                          VARIABLE ANNUITY ACCOUNT FOUR
          SUPPLEMENT TO THE ANCHOR ADVISOR PROSPECTUS DATED MAY 1, 2000

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         The "Principal Advantage Program" subheading in the Profile under
Section 10, "Other Information", is deleted.

         The reference to the 6-month DCA fixed account option in the "Dollar Cost Averaging" subheading, under Section 10, "Other Information", is deleted.

         The reference in the Table of Contents on page 2 of the Prospectus under the section "Investment Options" to "Principal Advantage Program" is deleted.

         The "Principal Advantage Program" section on page 9 of the Prospectus, including the Example, is deleted in its entirety.

 Date:  May 19, 2000


                Please keep this Supplement with your Prospectus.